The Merger Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 93.83%
COMMON STOCKS - 54.14%
AEROSPACE & DEFENSE - 2.12%
United Technologies Corporation	674,497		$63,625,302
AIR FREIGHT & LOGISTICS - 0.86%
XPO Logistics, Inc. (a)(j)(k)	527,800		25,730,250
APPLICATION SOFTWARE - 1.88%
LogMeIn, Inc.	676,280		56,320,598
ASSET MANAGEMENT & CUSTODY BANKS - 2.53%
Legg Mason, Inc. (j)	1,551,344		75,783,154
AUTO PARTS & EQUIPMENT - 0.67%
Delphi Technologies plc (a)(b)	2,477,033		19,940,116
BIOTECHNOLOGY - 2.09%
Forty Seven, Inc. (a)	99,435		9,488,088
Ra Pharmaceuticals, Inc. (a)	1,108,540		53,221,005
			62,709,093
BROADCASTING - 0.26%
Fox Corporation Class A	119,809		2,831,087
Fox Corporation Class B	222,157		5,082,952
			7,914,039
BUILDING PRODUCTS - 1.60%
Masco Corporation (j)	1,386,000		47,914,020
CASINOS & GAMING - 3.25%
Caesars Entertainment Corporation (a)(e)(k)	5,676,256		38,371,491
The Stars Group, Inc. (a)(b)(e)(f)(k)	2,955,908		58,911,246
			97,282,737
CHEMICALS - 0.26%
DuPont de Nemours, Inc. (e)(j)	155,735		5,310,564
OMNOVA Solutions, Inc. (a)	236,888		2,402,044
			7,712,608
CONSTRUCTION MACHINERY & HEAVY TRUCKS - 2.98%
WABCO Holdings, Inc. (a)(e)	662,482		89,468,194
ELECTRIC UTILITIES - 0.62%
El Paso Electric Company (k)	273,947		18,617,438
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.49%
Fitbit, Inc. Class A (a)(j)(k)	2,225,272		14,820,312
ENVIRONMENTAL & FACILITIES SERVICES - 0.80%
Advanced Disposal Services, Inc. (a)	727,878		23,874,398
HEALTH CARE EQUIPMENT - 3.80%
Wright Medical Group N.V. (a)(b)	3,972,749		113,819,259
INSURANCE BROKERS - 2.01%
Willis Towers Watson plc (b)	354,850		60,271,272
INTEGRATED TELECOMMUNICATION SERVICES - 0.14%
Cincinnati Bell, Inc. (a)(k)	279,877		4,097,399
INTERACTIVE MEDIA & SERVICES - 0.97%
IAC/InterActiveCorp (a)(j)	162,600		29,142,798
INVESTMENT BANKING & BROKERAGE - 5.31%
E*TRADE Financial Corporation (k)	2,304,959		79,106,193
TD Ameritrade Holdings Corporation (k)	2,306,867		79,956,010
			159,062,203
LIFE & HEALTH INSURANCE - 0.03%
Genworth Financial, Inc. Class A (a)	306,379		1,017,178
LIFE SCIENCES TOOLS & SERVICES - 0.13%
Qiagen N.V. (a)(b)	95,520		3,973,632
MOVIES & ENTERTAINMENT - 0.00%
Akazoo S.A. (a)(b)(k)	47,770		133,756
OIL & GAS REFINING & MARKETING - 0.14%
Marathon Petroleum Corporation (j)	174,800		4,128,776
OIL & GAS STORAGE & TRANSPORTATION - 1.42%
Tallgrass Energy LP Class A	2,587,040		42,582,678
OTHER DIVERSIFIED FINANCIAL SERVICES - 0.51%
FGL Holdings (b)(k)	1,575,300		15,437,940
PHARMACEUTICALS - 0.49%
Allergan plc (b)	82,816		14,666,714
REGIONAL BANKS - 0.31%
IBERIABANK Corporation	259,380		9,379,181
REITs - 2.13%
Broadmark Realty Capital, Inc. (k)	501,551		3,771,664
Digital Realty Trust, Inc. (k)	27,220		3,781,125
Taubman Centers, Inc. (j)(k)	1,347,303		56,425,050
			63,977,839
SEMICONDUCTORS - 1.75%
Mellanox Technologies Ltd. (a)(b)(e)(j)	432,871		52,515,910
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.75%
Cypress Semiconductor Corporation (e)	4,826,101		112,544,675
SPECIALTY STORES - 4.67%
Tiffany & Company (e)(j)	1,081,366		140,036,897
SYSTEMS SOFTWARE - 0.51%
Forescout Technologies, Inc. (a)	481,852		15,221,705
TECHNOLOGY DISTRIBUTORS - 3.50%
Anixter International, Inc. (a)	256,168		22,509,482
Tech Data Corporation (a)(k)	628,864		82,286,855
			104,796,337
WIRELESS TELECOMMUNICATION SERVICES - 2.16%
Sprint Corporation (a)(k)	7,448,238		64,203,812
T-Mobile USA, Inc. (a)(j)	7,757		650,812
			64,854,624
TOTAL COMMON STOCKS (Cost $1,828,006,006)			1,623,373,032

SPECIAL PURPOSE ACQUISITION COMPANIES - 7.71% (a)
Act II Global Acquisition Corporation Class A (b)	675,184		6,664,066
Alberton Acquisition Corporation (b)	541,885		5,689,793
Allegro Merger Corporation (f)	167,002		1,743,501
AMCI Acquisition Corporation Class A (k)	53,402		542,564
Andina Acquisition Corporation III (b)	584,088		5,881,766
Apex Technology Acquisition Corporation Class A	604,500		5,893,875
CF Finance Acquisition Corporation Class A	390,688		4,020,180
Churchill Capital Corporation II Class A	302,610		3,010,969
Churchill Capital Corporation III	51,028		510,280
CIIG Merger Corporation Class A (f)	315,662		3,020,885
Collier Creek Holdings Class A (b)	195,000		1,994,850
dMY Technology Group, Inc.	84,837		833,948
Fellazo, Inc. (b)(f)(k)	187,945		1,870,053
FinTech Acquisition Corporation III Class A	328,770		3,290,988
Flying Eagle Acquisition Corporation	33,893		337,913
Forum Merger II Corporation Class A	613,227		6,310,106
Galileo Acquisition Corporation (b)	112,274		1,086,812
Gordon Pointe Acquisition Corporation (f)(m)	704,622		7,521,840
Gores Holdings IV, Inc.	350,315		3,527,672
Graf Industrial Corporation (k)	1,034,606		10,521,943
Grid Dynamics Holdings, Inc.	439,436		3,515,488
Haymaker Acquisition Corporation II Class A	893,499		8,747,355
Hennessy Capital Acquisition Corporation IV Class A	175,540		1,774,709
InterPrivate Acquisition Corporation	464,185		4,590,790
Juniper Industrial Holdings, Inc. Class A	817,774		7,866,986
Legacy Acquisition Corporation Class A	1,293,025		13,408,669
Leisure Acquisition Corporation (f)	578,466		5,929,276
Leo Holdings Corporation Class A (b)(k)	250,699		2,582,200
LF Capital Acquisition Corporation Class A (f)	89,230		918,623
LGL Systems Acquisition Corporation	15,818		159,287
Longevity Acquisition Corporation (b)(f)	262,500		2,757,563
Megalith Financial Acquisition Corporation Class A	367,450		3,781,060
Merida Merger Corporation I	240,205		2,327,586
Monocle Acquisition Corporation	204,085		2,051,054
Nebula Acquisition Corporation Class A	455,146		4,619,732
New Providence Acquisition Corporation Class A	454,276		4,438,277
Orisun Acquisition Corporation	113,258		1,154,099
Pivotal Investment Corporation II Class A	121,848		1,207,514
PropTech Acquisition Corporation Class A (f)	183,000		1,790,655
Pure Acquisition Corporation (k)(m)	2,166,864		22,513,717
Schultze Special Purpose Acquisition Corporation	602,043		6,092,675
Software Acquisition Group, Inc. (f)	567,175		5,753,990
Spartan Energy Acquisition Corporation Class A	684,666		6,928,820
Subversive Capital Acquisition Corporation Class A (b)(f)	1,585,965		15,368,001
Thunder Bridge Acquisition II Ltd. Class A (b)	516,986		5,092,312
Trident Acquisitions Corporation (k)	654,925		7,086,289
Tuscan Holdings Corporation (e)	610,840		6,090,075
Tuscan Holdings Corporation II	331,070		3,227,933
VectoIQ Acquisition Corporation (k)	476,005		5,064,693
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $221,263,680)			231,113,432

CONTINGENT VALUE RIGHTS - 0.12% (a)(d)(g)
Alder Biopharmaceuticals, Inc.	2,217,560		3,548,096
Media General, Inc. (e)	891,153		26,734
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			3,574,830

RIGHTS - 0.06% (a)
Bristol-Myers Squibb Company	453,175		1,722,065
TOTAL RIGHTS (Cost $1,595,530)			1,722,065

WARRANTS - 0.13% (a)
Act II Global Acquisition Corporation Class A
Expiration: April 2024, Exercise Price: $11.50 (b)(f)	337,592		219,435
Akazoo S.A.
Expiration: December 2024, Exercise Price: $11.50 (b)(f)	238,850		74,044
Apex Technology Acquisition Corporation Class A
Expiration: September 2026, Exercise Price: $11.50	302,250		272,025
CF Finance Acquisition Corporation Class A
Expiration: April 2025, Exercise Price: $11.50	293,016		146,508
Churchill Capital Corporation II Class A
Expiration: July 2024, Exercise Price: $11.50	100,870		166,435
CIIG Merger Corporation Class A
Expiration: December 2026, Exercise Price: $11.50 (f)	157,831		93,909
Collier Creek Holdings Class A
Expiration: November 2023, Exercise Price: $11.50 (b)(f)	65,000		60,450
FinTech Acquisition Corporation III Class A
Expiration: December 2023, Exercise Price: $11.50	164,385		98,631
Galileo Acquisition Corporation
Expiration: October 2026, Exercise Price: $11.50 (b)	112,274		28,080
Graf Industrial Corporation
Expiration: December 2025, Exercise Price: $11.50	434,606		43,461
Grid Dynamics Holdings, Inc.
Expiration: September 2023, Exercise Price: $11.50	219,718		417,464
Haymaker Acquisition Corporation II Class A
Expiration: October 2026, Exercise Price: $11.50	297,833		312,725
Hennessy Capital Acquisition Corporation IV Class A
Expiration: September 2025, Exercise Price: $11.50	131,655		46,079
International General Insurance Holdings Ltd.
Expiration: March 2025, Exercise Price: $11.50 (b)	311,172		130,692
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026, Exercise Price: $11.50	408,887		228,977
KLDiscovery, Inc.
Expiration: December 2025, Exercise Price: $11.50	677,651		128,754
Merida Merger Corporation I
Expiration: November 2026, Exercise Price: $11.50	120,103		60,051
Monocle Acquisition Corporation
Expiration: June 2024, Exercise Price: $11.50	204,085		61,225
Nebula Acquisition Corporation Class A
Expiration: January 2023, Exercise Price: $11.50	141,718		143,135
New Providence Acquisition Corporation Class A
Expiration: September 2024, Exercise Price: $11.50 (f)	227,138		124,926
Pivotal Investment Corporation II Class A
Expiration: June 2025, Exercise Price: $11.50 (f)	40,616		20,308
PropTech Acquisition Corporation Class A
Expiration: October 2026, Exercise Price: $11.50 (f)	91,500		45,787
Repay Holdings Corporation
Expiration: July 2024, Exercise Price: $11.50	338,801		443,829
Thunder Bridge Acquisition II Ltd. Class A
Expiration: November 2026, Exercise Price: $11.50 (b)	258,496		180,947
Tuscan Holdings Corporation
Expiration: April 2026, Exercise Price: $11.50	610,840		238,228
Tuscan Holdings Corporation II
Expiration: July 2025, Exercise Price: $11.50 (f)	165,535		49,768
TOTAL WARRANTS (Cost $4,737,854)			3,835,873

	Principal Amount
BANK LOANS - 2.30% (f)(i)
Avaya Holdings Corporation
4.955% (3 Month U.S. LIBOR + 4.250%), 12/15/2024	$16,332,815		14,127,885
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S. LIBOR + 4.250%), 6/7/2023	10,813,546		8,731,938
McGraw-Hill Global Education Holdings LLC
5.000% (3 Month U.S. LIBOR + 4.000%), 5/4/2022	11,254,693		9,285,121
Refinitiv U.S. Holdings, Inc.
4.239% (3 Month U.S. LIBOR + 4.250%), 10/1/2025	30,065,157		29,025,354
RentPath LLC
0.000% (3 Month U.S. LIBOR + 4.750%), 12/17/2021	9,499,000		7,456,715
8.660% (1 Month U.S. LIBOR + 7.000%), 12/14/2025	443,691		423,725
TOTAL BANK LOANS (Cost $76,204,403)			69,050,738

CORPORATE BONDS - 4.29% (f)
Arconic, Inc.
5.400%, 4/15/2021	7,553,000		7,492,010
CEC Entertainment, Inc.
8.000%, 2/15/2022	10,405,000		4,561,927
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (h)	2,935,000		2,975,268
8.000%, 10/15/2025 (h)	11,838,000		12,237,473
EIG Investors Corporation
10.875%, 2/1/2024	8,231,000		7,068,330
Global A&T Electronics Ltd.
8.500%, 1/12/2023 (b)	6,523,000		5,309,008
Kinetic Concepts, Inc. / KCI USA, Inc.
12.500%, 11/1/2021 (h)	15,253,000		15,385,701
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (h)	12,171,000		11,284,464
Refinitiv U.S. Holdings, Inc.
8.250%, 11/15/2026 (h)	26,960,000		28,510,200
Stars Group Holdings BV / Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(h)	5,345,000		5,055,034
T-Mobile USA, Inc.
6.500%, 1/15/2024 (k)	9,842,000		10,063,150
6.375%, 3/1/2025 (k)	3,180,000		3,271,441
Vistra Energy Corporation
5.875%, 6/1/2023	15,354,000		15,430,309
TOTAL CORPORATE BONDS (Cost $141,892,266)			128,644,315

PURCHASED OPTION CONTRACTS - 1.05%	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.00% (a)
Marathon Petroleum Corporation
Expiration: April 2020, Exercise Price: $45.00	3,680	$8,692,160	18,400
			18,400
PURCHASED PUT OPTIONS - 1.05% (a)
BorgWarner, Inc.
Expiration: May 2020, Exercise Price: $20.00	68	165,716	6,120
DuPont de Nemours, Inc.
Expiration: June 2020, Exercise Price: $40.00	1,557	5,309,370	1,214,460
Fox Corporation Class A
Expiration: April 2020, Exercise Price: $35.00	2,578	6,091,814	2,931,186
IAC/InterActiveCorp
Expiration: April 2020, Exercise Price: $180.00	562	10,072,726	601,340
Expiration: April 2020, Exercise Price: $200.00	1,064	19,070,072	2,367,400
Industrial Select Sector SPDR Fund
Expiration: April 2020, Exercise Price: $53.00	2,501	14,758,401	267,607
Expiration: April 2020, Exercise Price: $57.00	1,935	11,418,435	387,000
Expiration: May 2020, Exercise Price: $58.00	1,563	9,223,263	601,755
Marathon Petroleum Corporation
Expiration: April 2020, Exercise Price: $42.50	1,748	4,128,776	3,300,224
Masco Corporation
Expiration: April 2020, Exercise Price: $38.00	3,608	12,472,856	1,298,880
Expiration: April 2020, Exercise Price: $39.00	1,024	3,539,968	476,160
Expiration: April 2020, Exercise Price: $41.00	9,228	31,901,196	5,933,604
Ra Pharmaceuticals, Inc.
Expiration: April 2020, Exercise Price: $40.00	58	278,458	290
SPDR S&P 500 ETF Trust
Expiration: April 2020, Exercise Price: $245.00	1,678	43,250,450	1,193,058
Expiration: April 2020, Exercise Price: $255.00	629	16,212,475	635,290
Expiration: May 2020, Exercise Price: $237.00	839	21,625,225	841,097
T-Mobile USA, Inc.
Expiration: May 2020, Exercise Price: $72.50	901	7,559,390	199,121
VanEck Vectors Semiconductor ETF
Expiration: April 2020, Exercise Price: $110.00	3,989	46,727,146	1,328,337
XPO Logistics, Inc.
Expiration: May 2020, Exercise Price: $40.00	1,822	8,882,250	473,720
Expiration: May 2020, Exercise Price: $70.00	3,456	16,848,000	7,534,080
			31,590,729
TOTAL PURCHASED OPTIONS (Cost $10,808,561)			31,609,129

	Shares
ESCROW NOTES - 4.94% (a)
Altaba, Inc. (f)	7,121,039		147,761,559
AMR Corporation (d)(g)	1,243,406		174,077
Sentinel Energy Services, Inc. Class B (d)(g)	1,689,936		9,295
T-Mobile USA, Inc. (d)(g)	7,594,000		–
TOTAL ESCROW NOTES (Cost $90,949,940)			147,944,931

SHORT-TERM INVESTMENTS - 19.09%
MONEY MARKET FUNDS - 12.00% (c)
The Government & Agency Portfolio, Institutional Share Class, 0.44%	146,056,000		146,056,000
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 0.36%	146,056,000		146,056,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 0.26%	67,752,062		67,752,062
			359,864,062
	Principal Amount
U.S. TREASURY BILLS - 7.09% (e)(f)(l)
United States Treasury Bills
0.80%, 4/2/2020	$25,690,000		25,690,002
0.57%, 4/7/2020	15,590,000		15,589,834
0.39%, 4/9/2020	11,040,000		11,039,896
0.39%, 4/14/2020	320,000		319,994
1.49%, 5/7/2020	14,341,000		14,340,118
1.49%, 5/14/2020	5,060,000		5,059,402
1.51%, 5/21/2020	20,665,000		20,662,553
1.51%, 5/28/2020	6,820,000		6,818,890
1.46%, 6/4/2020	8,366,000		8,364,587
1.48%, 6/11/2020	585,000		584,879
0.26%, 6/18/2020	15,745,000		15,741,452
1.50%, 6/25/2020	4,989,000		4,988,084
1.46%, 7/2/2020	9,050,000		9,047,514
1.47%, 7/9/2020	4,825,000		4,823,836
1.47%, 7/16/2020	9,005,000		9,002,614
1.46%, 7/23/2020	1,255,000		1,254,621
1.46%, 7/30/2020	4,110,000		4,108,558
1.46%, 8/6/2020	31,075,000		31,063,736
1.47%, 8/13/2020	9,480,000		9,476,639
1.45%, 8/20/2020	2,765,000		2,763,684
1.12%, 8/27/2020	580,000		579,740
0.27%, 9/10/2020	11,130,000		11,123,664
			212,444,297
TOTAL SHORT-TERM INVESTMENTS (Cost $571,848,567)			572,308,359
TOTAL LONG INVESTMENTS (Cost $2,947,306,807) - 93.83%			2,813,176,704
	Shares
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 5.54%
SHORT-TERM FUND - 5.54% (c)
Mount Vernon Liquid Asset Portfolio LLC, 0.91%	166,143,290		166,143,290
TOTAL SHORT-TERM FUND - (Cost $166,143,290)			166,143,290
TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - (Cost $166,143,290) 5.54%			166,143,290

SHORT INVESTMENTS - (0.21)%
COMMON STOCKS - (0.21)%
A/C HEATING & FRIDGE EQUIPMENT - (0.01)%
Carrier Global Corporation	(24,630)		(424,868)
AUTO PARTS & EQUIPMENT - (0.18)%
BorgWarner, Inc.	(215,039)		(5,240,500)
ELEVATOR & MOVING STAIRWAY - (0.02)%
Otis Worldwide Corporation	(12,315)		(615,750)
TOTAL COMMON STOCKS
(Proceeds $6,235,215)			(6,281,118)
TOTAL SHORT INVESTMENTS
(Proceeds $6,235,215) - (0.21)%			(6,281,118)
TOTAL NET INVESTMENTS
(Cost $3,107,214,882) - 99.16%			2,973,038,876
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.84%			25,158,340
TOTAL NET ASSETS - 100.00%			$2,998,197,216

ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2020.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (n) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (n) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2020, these securities represent 2.52% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2020.
(j)	This security is held in connection with a written option contract.
(k)	All or a portion of the shares was out on loan at March 31, 2020. Total loaned securities had a value of $160,170,300 at March 31, 2020.
(l)	The rate shown represents yield to maturity.
(m)	Affiliated Issuer. Please see below note for more information.
Under section 2(a)(3) of the Act, an investment company is defined as being an affiliated person of a company if it owns five percent or more of a company’s outstanding voting stock.
Investments in affiliated companies for the Fund for the period January 1, 2020 to March 31, 2020, are shown below:

Name of issuer	Number of shares held at December 31, 2019	Gross additions	Gross reductions	Number of shares held at March 31, 2020
Gordon Pointe Acquisition Corporation	424,801	279,821	-	704,622
Pure Acquisition Corporation	1,413,170	753,694	-	2,166,864

	Value at March 31, 2020	Amount of dividends for the period	Net increase in unrealized appreciation for the period	Realized capital gain/(loss) for the period
Gordon Pointe Acquisition Corporation	$7,521,840	$-	$48,700	$-
Pure Acquisition Corporation	22,513,717	-	41,543	-

(n)	Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are  typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term  securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a  third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2020. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,564,461,786	$58,911,246	$-	$1,623,373,032
Special Purpose Acquisition Companies	184,439,045	46,674,387	-	231,113,432
Contingent Value Rights	-	-	3,574,830	3,574,830
Rights	1,722,065	-	-	1,722,065
Warrants	3,147,246	688,627	-	3,835,873
Bank Loans	-	69,050,738	-	69,050,738
Corporate Bonds	-	128,644,315	-	128,644,315
Purchased Option Contracts	31,609,129	-	-	31,609,129
Escrow Notes	-	147,761,559	183,372	147,944,931
Short-Term Investments	359,864,062	212,444,297	-	572,308,359
Investments Purchased with the Cash Proceeds from Securities Lending***	-	-	-	166,143,290
Forward Currency Exchange Contracts**	-	5,103,816	-	5,103,816
Swap Contracts**	-	65,472,235	-	65,472,235
Total	$2,145,243,333	$734,751,220	$3,758,202	$3,049,896,045

Liabilities
Short Common Stocks*	$(6,281,118)	$-	$-	$(6,281,118)
Written Option Contracts	(7,653,901)	-	-	(7,653,901)
Swap Contracts**	-	(23,192,999)	-	(23,192,999)
Total	$(13,935,019)	$(23,192,999)	$-	$(37,128,018)

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.
***	Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statement of Assets and Liabilities. See Note (k) for additional information regarding securities lending activity.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2020, the value of these securities was $3,758,202. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (n). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

During the period ended March 31, 2020, the value of securities transferred out of Level 2 and into Level 3 was $3,584,125. These securities were transferred out of Level 2 and into Level 3 due to decreased market activity and the availability of broker valuations.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2019	$-	$285,983	$285,983
Purchases on Investments	-	-	-
(Sales) of Investments	-	-	-
Realized (Gain) Loss	-	-	-
Transfers Into Level 3	3,574,830	9,295	3,584,125
(Transfer Out) of Level 3	-	-	-
Change in Unrealized Appreciation (Depreciation)	-	(111,906)	(111,906)
Balance as of March 31, 2020	$3,574,830	$183,372	$3,758,202

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2020.	$1,451,310	$(111,906)	$1,339,404

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized depreciation on investments related to Level 3 securities held by the Fund at March 31, 2020 totals $(111,906).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of March 31, 2020 are as follows:

	Description	Fair Value at March 31, 2020		Valuation Technique	Unobservable Input
	Escrow Note	-	*	Projected Final Distribution**	Discount of Projected Distribution
*	Amount less than $0.50.
**
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

The table above does not include certain Level 3 investments that are valued by brokers. At March 31, 2020, the net value of these securities was $3,758,202. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (n).

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

The Merger Fund
SCHEDULE OF INVESTMENTS
Open Written Options
March 31, 2020 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
BorgWarner, Inc.
Expiration: May 2020, Exercise Price: $27.50	(68)	$(165,716)	$(7,820)
Expiration: May 2020, Exercise Price: $30.00	(809)	(1,971,533)	(46,517)
DuPont de Nemours, Inc.
Expiration: June 2020, Exercise Price: $45.00	(1,557)	(5,309,370)	(127,674)
Fitbit, Inc. Class A
Expiration: May 2020, Exercise Price: $8.00	(330)	(219,780)	(660)
IAC/InterActiveCorp
Expiration: April 2020, Exercise Price: $200.00	(290)	(5,197,670)	(89,900)
Expiration: April 2020, Exercise Price: $210.00	(272)	(4,875,056)	(54,400)
Expiration: April 2020, Exercise Price: $220.00	(1,064)	(19,070,072)	(93,100)
Industrial Select Sector SPDR Fund
Expiration: April 2020, Exercise Price: $60.00	(1,250)	(7,376,250)	(282,500)
Legg Mason, Inc.
Expiration: May 2020, Exercise Price: $50.00	(17)	(83,045)	(510)
Marathon Petroleum Corporation
Expiration: April 2020, Exercise Price: $47.50	(1,748)	(4,128,776)	(5,244)
Expiration: April 2020, Exercise Price: $52.50	(3,680)	(8,692,160)	(22,080)
Expiration: April 2020, Exercise Price: $55.00	(42)	(99,204)	(42)
Masco Corporation
Expiration: April 2020, Exercise Price: $42.00	(3,608)	(12,472,856)	(45,100)
Expiration: April 2020, Exercise Price: $45.00	(10,252)	(35,441,164)	(10,252)
Mellanox Technologies Ltd.
Expiration: June 2020, Exercise Price: $125.00	(928)	(11,258,496)	(46,400)
SPDR S&P 500 ETF Trust
Expiration: April 2020, Exercise Price: $265.00	(418)	(10,773,950)	(250,382)
Expiration: April 2020, Exercise Price: $270.00	(839)	(21,625,225)	(326,371)
Expiration: April 2020, Exercise Price: $275.00	(629)	(16,212,475)	(143,412)
Taubman Centers, Inc.
Expiration: June 2020, Exercise Price: $55.00	(933)	(3,907,404)	(4,665)
Tiffany & Company
Expiration: May 2020, Exercise Price: $135.00	(1)	(12,950)	(8)
T-Mobile USA, Inc.
Expiration: April 2020, Exercise Price: $80.00	(1,434)	(12,031,260)	(777,945)
Expiration: April 2020, Exercise Price: $85.00	(2,379)	(19,959,810)	(689,910)
Expiration: May 2020, Exercise Price: $82.50	(730)	(6,124,700)	(459,900)
Expiration: May 2020, Exercise Price: $87.50	(3,002)	(25,186,780)	(1,266,844)
VanEck Vectors Semiconductor ETF
Expiration: April 2020, Exercise Price: $125.00	(1,197)	(14,021,658)	(254,363)
XPO Logistics, Inc.
Expiration: May 2020, Exercise Price: $45.00	(1,822)	(8,882,250)	(1,512,260)
Expiration: May 2020, Exercise Price: $82.50	(3,457)	(16,852,875)	(17,285)
			(6,535,544)
WRITTEN PUT OPTIONS
Fitbit, Inc. Class A
Expiration: May 2020, Exercise Price: $6.00	(41)	(27,306)	(451)
Industrial Select Sector SPDR Fund
Expiration: April 2020, Exercise Price: $45.00	(1,667)	(9,836,967)	(45,009)
Expiration: April 2020, Exercise Price: $50.00	(1,935)	(11,418,435)	(137,385)
Expiration: May 2020, Exercise Price: $45.00	(1,563)	(9,223,263)	(139,107)
SPDR S&P 500 ETF Trust
Expiration: April 2020, Exercise Price: $190.00	(3,145)	(81,062,375)	(257,890)
VanEck Vectors Semiconductor ETF
Expiration: April 2020, Exercise Price: $100.00	(3,989)	(46,727,146)	(538,515)
			(1,118,357)
TOTAL WRITTEN OPTIONS
(Premiums received $33,384,194)			$(7,653,901)

ETF - Exchange-Traded Fund

The Merger Fund
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
March 31, 2020 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		March 31, 2020	Currency to be Received		March 31, 2020	(Depreciation)*
3/17/2021	GS	4,526,145	EUR	$5,048,961	4,941,842	USD	$4,941,842	$(107,119)
3/17/2021	JPM	115,157,285	EUR	128,459,132	130,019,884	USD	130,019,884	1,560,752
3/17/2021	JPM	219,539	USD	219,539	202,170	EUR	225,523	5,984
4/22/2020	JPM	22,346,588	EUR	24,667,553	25,096,354	USD	25,096,354	428,801
4/22/2020	JPM	16,461,301	USD	16,461,301	14,892,523	EUR	16,439,292	(22,009)
4/23/2020	JPM	6,306,308	EUR	6,961,607	6,779,642	USD	6,779,642	(181,965)
4/27/2020	GS	1,978,414	EUR	2,184,386	2,215,131	USD	2,215,131	30,745
4/27/2020	JPM	120,239,211	EUR	132,757,301	134,518,309	USD	134,518,309	1,761,008
5/20/2020	GS	1,735,190	EUR	1,917,532	1,953,416	USD	1,953,416	35,884
5/20/2020	JPM	9,036,317	EUR	9,985,892	10,091,471	USD	10,091,471	105,579
6/15/2020	GS	27,459,432	EUR	30,374,066	30,637,100	USD	30,637,100	263,034
7/8/2020	JPM	12,971,033	EUR	14,358,916	14,455,966	USD	14,455,966	97,050
5/7/2020	JPM	144,309,838	HKD	18,611,226	18,537,446	USD	18,537,446	(73,780)
5/7/2020	JPM	18,548,826	USD	18,548,826	144,309,838	HKD	18,611,226	62,400
7/22/2020	JPM	1,607,964	HKD	207,316	207,091	USD	207,091	(225)
5/11/2020	JPM	7,214,901,220	JPY	67,234,237	67,476,134	USD	67,476,134	241,897
5/12/2020	JPM	1,050,800,800	JPY	9,792,540	9,742,915	USD	9,742,915	(49,625)
5/12/2020	JPM	5,027,050	USD	5,027,050	549,516,800	JPY	5,121,014	93,964
6/22/2020	JPM	2,520,054,270	JPY	23,520,352	23,554,824	USD	23,554,824	34,472
6/26/2020	JPM	1,777,427,843	JPY	16,591,820	16,172,108	USD	16,172,108	(419,712)
6/4/2020	JPM	24,156,321	NZD	14,406,668	15,643,349	USD	15,643,349	1,236,681
				$547,336,221			$552,440,037	$5,103,816

EUR	- Euro
GS	- Goldman, Sachs & Co.
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
NZD	- New Zealand Dollar
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts
March 31, 2020 (Unaudited)
									Unrealized
			Pay/Receive on	Financing	Payment		Notional		Appreciation
Counterparty	Security	Termination Date	Financing Rate	Rate	Frequency	Shares	Amount		(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
BAML	Allergan plc	2/7/2021	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	1,110,227	$216,275,728		$(20,090,370)
BAML	Altran Technologies S.A.	3/27/2021	Pay	0.350% + 1 Month U.S. LIBOR	Monthly	513,715	8,270,812		170,968
GS	Bolsas y Mercados Espanoles	11/19/2020	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	208,955	8,162,010		(546,781)
JPM	Bolsas y Mercados Espanoles	12/20/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	109,341	4,191,338		(206,805)
BAML	Bristol-Myers Squibb Company	11/21/2020	Pay	0.000%(1)	Monthly	361,933	–	(1)	1,375,345
BAML	Faurecia S.E.	11/14/2020	Pay	0.423% + 1 Month U.S. LIBOR	Monthly	68,711	3,375,482		(1,312,911)
BAML	Fiat Chrysler Automobiles N.V.	11/15/2020	Pay	0.423% + 1 Month U.S. LIBOR	Monthly	1,668,030	23,592,092		(11,545,570)
GS	GrandVision N.V.	1/7/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	966,201	29,057,433		(2,491,578)
BAML	Hitachi Chemical Company Ltd.	12/23/2020	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	178,355	7,463,160		146,690
JPM	Hitachi Chemical Company Ltd.	12/30/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	1,379,939	58,720,648		155,459
JPM	Innogy S.E.	6/6/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	165,433	7,858,324		3,127
JPM	Keihin Corporation	3/12/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	320,551	7,439,530		85,222
JPM	Line Corporation	11/20/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	335,661	15,949,955		305,516
JPM	Metlifecare Ltd.	1/21/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	3,450,903	15,346,109		(7,529,238)
JPM	Nissin Kogyo Company Ltd.	3/12/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	375,140	7,529,835		157,126
JPM	Osram Licht AG	12/5/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	2,546,838	111,879,810		1,399,414
BAML	Osram Licht AG	12/16/2020	Pay	0.350% + 1 Month U.S. LIBOR	Monthly	76,365	3,455,413		(63,493)
GS	Osram Licht AG	12/17/2020	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	356,329	16,132,236		(282,112)
JPM	Qiagen N.V.	3/3/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	2,968,127	122,226,853		1,200,797
JPM	RIB Software S.E.	2/24/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	447,277	14,190,471		(109,207)
JPM	SHOWA Corporation	3/12/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	366,329	7,559,063		110,460
JPM	The Stars Group, Inc.	4/5/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	1,231,630	25,186,834		-
JPM	Unizo Holdings Company Ltd.	11/25/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	89,515	4,108,905		858,929
JPM	Wheelock and Company Ltd.	3/18/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	133,997	895,523		18,375

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	AbbVie, Inc.	10/4/2020	Receive	(0.236)% +1 Month U.S. LIBOR	Monthly	(1,033,278)	(79,595,491)		951,436
JPM	American Airlines Group, Inc.	2/25/2021	Receive	(0.600)% +3 Month U.S. LIBOR	Quarterly	(11,395)	(263,452)		124,570
GS	Aon plc	3/19/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(383,025)	(59,182,515)		(4,035,630)
GS	BorgWarner, Inc.	2/14/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(598,167)	(17,899,700)		3,323,188
GS	The Charles Schwab Corporation	12/5/2020	Receive	(0.350)% + U.S. Federal Funds	Monthly	(2,495,645)	(109,556,885)		25,645,502
JPM	Digital Realty Trust, Inc.	12/10/2020	Receive	(0.600)% +3 Month U.S. LIBOR	Quarterly	(27,220)	(3,200,800)		(580,028)
GS	Eldorado Resorts, Inc.	12/20/2020	Receive	(0.520)% + U.S. Federal Funds	Monthly	(509,766)	(27,654,377)		20,310,424
GS	Fidelity National Financial, Inc.	3/13/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(161,182)	(4,607,685)		597,259
GS	First Horizon National Corporation	3/19/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(1,189,254)	(9,707,364)		121,506
GS	Flutter Entertainment	10/2/2020	Receive	(0.350)% + U.S. Federal Funds	Monthly	(665,966)	(67,532,139)		7,023,940
JPM	Flutter Entertainment	10/22/2020	Receive	(0.476)% +3 Month U.S. LIBOR	Quarterly	(277,710)	(27,386,229)		2,159,598
GS	Morgan Stanley	2/28/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(2,404,533)	(97,387,692)		15,627,421
BAML	Peugeot S.A.	11/14/2020	Receive	(0.350)% +1 Month U.S. LIBOR	Monthly	(950,619)	(21,631,983)		8,901,413
GS	Raytheon Company	3/19/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(288,933)	(38,074,274)		179,096
BAML	WESCO International, Inc.	2/20/2021	Receive	(0.400)% +1 Month U.S. LIBOR	Monthly	(56,405)	(1,431,803)		143,273
JPM	The Wharf Holdings Ltd.	3/18/2021	Pay	(3.000)% +3 Month U.S. LIBOR	Quarterly	(133,997)	(223,822)		(13,786)
JPM	Wharf Real Estate Investment Company Ltd.	3/18/2021	Pay	(2.750)% +3 Month U.S. LIBOR	Quarterly	(133,997)	(542,315)		(9,309)
									$ 42,279,236

BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
U.S. Federal Funds	- U.S. Federal Funds Effective Rate
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.